One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

March 11, 2026
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account VII
940 Act Registration Number: 811-08836
1933 Act Registration Numbers: 033-85592, 333-23723 and 333-93947
CIK: 0000932020
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account I, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	February 20, 2026
American Funds Insurance Series	0000729528	March 9, 2026
BlackRock Variable Series Funds II, Inc.	0001738072	February 20, 2026
BNY Mellon Investment Portfolios	0001056707	February 12, 2026
Guggenheim Variable Funds Trust	0000217087	March 9, 2026
Janus Aspen Series	0000906185	February 27, 2026
Legg Mason Partners Variable Equity Trust	0001176343	February 25, 2026
MFS® Variable Insurance Trust	0000918571	February 25, 2026
MFS® Variable Insurance Trust II	0000719269	February 25, 2026
MFS® Variable Insurance Trust III	0001065698	February 25, 2026
Neuberger Berman Advisers Management Trust	0000736913	February 20, 2026
New Age Alpha Variable Funds Trust	0002013968	March 10, 2026
PIMCO Variable Insurance Trust	0001047304	February 26, 2026
Royce Capital Fund	0001006387	February 27, 2026
Rydex Variable Trust	0001064046	March 6, 2026

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 /ALISON POLLOCK/

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company